Deferred Charges (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Deferred Charges [Abstract]
Deferred charges consisted of dry-docking and special survey costs	$ 12,308	$ 12,724
Loan fees net of accumulated amortization	$ 4,401	$ 4,607